Other assets and receivables (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Assets and Receivables
	Note		2018		2017
Real estate held for own use and equipment		30.1		498		530
Receivables		30.2		6,019		8,091
Accrued income		30.3		1,436		1,382
At December 31				7,954		10,002

Summary of Real Estate Held for Own Use and Equipment

30.1 Real estate held for own use and equipment

Net book value	General account real estate held for own use	Equipment	Total
At January 1, 2017	332	241	572
At December 31, 2017	307	223	530
At December 31, 2018	263	235	498
Cost
At January 1, 2018	396	488	885
Additions	1	63	64
Acquired through business combinations	-	1	1
Capitalized subsequent expenditure	18	-	18
Disposals	(26)	(26)	(52)
Unrealized gains/(losses) through equity	(32)	-	(32)
Transfer to investments in real estate	(1)	-	(1)
Realized gains/(losses) through income statement	(4)	-	(4)
Net exchange differences	11	12	23
At December 31, 2018	363	538	901
Accumulated depreciation and impairment losses
At January 1, 2018	90	265	355
Depreciation through income statement	4	54	58
Disposals	(16)	(22)	(38)
Impairment losses	18	-	18
Transfer to investments in real estate	(1)	-	(1)
Net exchange differences	4	5	9
At December 31, 2018	100	303	403

Cost
At January 1, 2017	453	593	1,046
Additions	3	68	71
Acquired through business combinations	-	11	11
Capitalized subsequent expenditure	1	-	1
Disposals	(34)	(144)	(179)
Unrealized gains/(losses) through equity	8	-	8
Transfer to investments in real estate	-	-	-
Transfers to disposal groups	-	(5)	(5)
Net exchange differences	(34)	(40)	(74)
Other	-	7	7
At December 31, 2017	396	488	885
Accumulated depreciation and impairment losses
At January 1, 2017	121	352	474
Depreciation through income statement	8	63	71
Disposals	(28)	(131)	(159)
Impairment losses	-	-	-
Impairment losses reversed	(1)	-	(1)
Transfers to disposal groups	-	(5)	(5)
Net exchange differences	(10)	(20)	(30)
Other	-	6	6
At December 31, 2017	90	265	355

Summary of Receivables

30.2 Receivables

	2018	2017
Loans to associates	12	12
Loans to joint ventures	18	13
Receivables from policyholders	969	999
Receivables from brokers and agents	396	400
Receivables from reinsurers	1,129	2,708
Cash outstanding from assets sold	116	46
Trade receivables	1,321	910
Cash collateral	616	1,545
Reverse repurchase agreements	-	230
Income tax receivable	102	85
Other	1,382	1,190
Provision for doubtful debts	(41)	(48)
At December 31	6,019	8,091

Current	5,989	8,061
Non-current	30	30

Summary of Movements in Provision for Doubtful Debts

The movements in the provision for doubtful debts during the year were as follows:

	2018	2017
At January 1	(48)	(79)
Additions charged to earnings	(7)	(6)
Unused amounts reversed through the income statement	4	4
Used during the year	10	31
Net exchange differences	-	2
At December 31	(41)	(48)

Summary of Accrued Income
30.3 Accrued income

	2018	2017
Accrued interest	1,415	1,357
Other	21	25
At December 31	1,436	1,382